Dreyfus Premier Investment Funds, Inc.

-        Dreyfus India Fund

Incorporated herein by reference are the definitive versions of the above-referenced fund's prospectuses filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 18, 2011 (SEC Accession No. 0000899681-11-000054).